Note 4 - Acquisitions (Details) - The Preliminary Purchase Price Allocation for Businesses Acquired (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014 Impatex [Member]	Jan. 31, 2014 Compudata [Member]	Jan. 31, 2014 KSD [Member]	Jan. 31, 2013 Exentra [Member]	Jan. 31, 2013 Infodis [Member]	Jan. 31, 2012 GeoMicro [Member]	Jan. 31, 2012 InterCommIT [Member]	Jan. 31, 2012 Telargo [Member]
Business Acquisition [Line Items]
Less cash acquired	$ 200	$ 166	$ 199	$ 663	$ 375	$ 152	$ 829	$ 201